Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Loan Payable

Loan payable consisted of the following as of December 31, 2023 and December 31, 2022:

	December 31,	December 31,
(in thousands)	2023	2022
Founder Notes	$—	$79
Principal stockholder promissory notes	5,085	5,503
Other related party promissory notes	721	1,126
Total Loan Payable	$5,806	$6,708